UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Newgate Emerging Markets Fund
Schedule of Investments
February 28, 2009 (Unaudited)

			Shares	Value
COMMON STOCKS - 62.41%
Beverages - 1.05%
Fomento Economico Mexicano SAB de CV - ADR			40	$922

Commercial Banks - 6.73%
Banco Bradesco SA			72	628
Banco Santander Chile - ADR			40	1,397
Credicorp Ltd.			30	1,095
ICICI Bank Ltd. - ADR			59	735
KB Financial Group, Inc. - ADR (a)			36	677
Shinhan Financial Group Co Ltd. - ADR (a)			47	1,394
				5,926
Diversified Telecommunication Services - 3.33%
Brasil Telecom Participacoes SA			18	564
Chunghwa Telecom Co Ltd. - ADR			65	998
Philippine Long Distance Telephone Co - ADR			17	756
Telekomunikasi Indonesia Tbk PT - ADR			29	618
				2,936
Electric Utilities - 3.22%
Cia Energetica de Minas Gerais			109	1,489
Huaneng Power International, Inc. - ADR			52	1,351
				2,840
Household Durables - 0.66%
Desarrolladora Homex SAB de CV - ADR (a)			23	288
Gafisa SA - ADR			35	289
				577
Insurance - 6.42%
China Life Insurance Co Ltd. - ADR			136	5,656

Internet Software & Services - 1.35%
Baidu, Inc. - ADR (a)			8	1,187

Media - 0.64%
Grupo Televisa SA - ADR			46	560

Metals & Mining - 10.04%
AngloGold Ashanti Ltd. - ADR			45	1,342
Cia de Minas Buenaventura SA - ADR			41	790
Cia Vale do Rio Doce - ADR			197	2,539
Gerdau SA			138	722
Gold Fields Ltd. - ADR			89	906
POSCO - ADR			37	1,856
Southern Copper Corp.			37	507
Sterlite Industries India Ltd. - ADR			38	175
				8,837
Oil, Gas & Consumable Fuels - 10.62%
CNOOC Ltd. - ADR			34	2,922
Gazprom O A O - ADR (a)			165	2,079
LUKOIL - ADR			77	2,414
PetroChina Co Ltd. - ADR			10	709
Sasol Ltd. - ADR			49	1,231
				9,355
Pharmaceuticals - 1.47%
Teva Pharmaceutical Industries, Ltd. - ADR			29	1,293

Semiconductors & Semiconductor Equipment - 3.79%
Siliconware Precision Industries Ltd. - ADR			197	873
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR			327	2,465
				3,338
Wireless Telecommunication Services - 13.09%
America Movil SAB de CV - ADR			75	1,911
China Mobile Ltd. - ADR			110	4,769
Mobile Telesystems OJSC - ADR (a)			57	1,350
SK Telecom Co, Ltd. - ADR (a)			55	736
Turkcell Iletisim Hizmet AS - ADR			162	1,996
Vimpel-Communications - ADR			146	765
				11,527
TOTAL COMMON STOCKS (Cost $62,210)				54,954

INVESTMENT COMPANIES - 23.54%
iShares FTSE/Xinhua China 25 Index Fund			299	7,269
iShares MSCI Hong Kong Index Fund			58	557
iShares MSCI Malaysia Index Fund			107	747
iShares MSCI South Africa Index Fund			140	4,288
iShares MSCI South Korea Index Fund			172	3,749
iShares MSCI Taiwan Index Fund			277	1,889
iShares MSCI Turkey Index Fund			37	833
Morgan Stanley India Investment Fund Inc.			74	807
The Korea Fund, Inc.			33	587

TOTAL INVESTMENT COMPANIES (Cost $24,731)				20,726

EXCHANGE-TRADED NOTES - 1.62%
iPath MSCI India Index (a)			54	1,427

TOTAL EXCHANGE-TRADED NOTES (Cost $1,719)				1,427

PREFERRED STOCKS - 8.97%
Beverages - 1.01%
Cia de Bebidas das Americas - ADR			22	890

Commercial Banks - 2.24%
Banco Itau Holding Financeira SA			78	716
Unibanco - Uniao de Bancos Brasileiros SA - ADR			24	1,256
				1,972
Oil, Gas & Consumable Fuels - 4.40%
Petroleo Brasileiro SA			173	3,872

Wireless Telecommunication Services - 1.32%
Vivo Participacoes SA			72	1,167

TOTAL PREFERRED STOCKS (Cost $7,787)				7,901

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 3.61%
Fidelity Institutional Government Portfolio
0.524% (b)			637	637
Fidelity Institutional Money Market Portfolio
0.880% (b)			636	636
First American Government Obligations Fund
0.126% (b)			637	637
First American Treasury Obligations Fund
0.172% (b)			636	636
AIM STIT-Treasury Portfolio
0.174% (b)			637	637

TOTAL SHORT TERM INVESTMENTS (Cost $3,183)				3,183

Total Investments (Cost $99,630) - 100.15%				88,191
Liabilities in Excess of Other Assets - (0.15)%				(134)
TOTAL NET ASSETS - 100.00%				$88,057

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The cost basis of investments for federal income tax purposes at February 28, 2009
	was as follows*:

	Cost of investments			$99,630
	Gross unrealized appreciation			1,337
	Gross unrealized depreciation			(12,776)
	Net unrealized depreciation			$(11,439)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November 30, 2009.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$88,191	$88,191	$0	$0
Total	$88,191	$88,191	$0	$0

Newgate Global Resources Fund
Schedule of Investments
February 28, 2009 (Unaudited)

			Shares	Value
COMMON STOCKS - 93.01%
Chemicals - 18.39%
Agrium, Inc.			79	$2,747
CF Industries Holdings, Inc.			30	1,930
Intrepid Potash, Inc. (a)			45	1,010
Monsanto Co.			45	3,432
Mosaic Co.			74	3,186
Potash Corp of Saskatchewan			42	3,527
Terra Industries, Inc.			60	1,547
				17,379
Construction & Engineering - 0.99%
Chicago Bridge & Iron Co NV			71	428
Foster Wheeler AG (a)			34	511
				939
Energy Equipment & Services - 11.72%
Acergy SA - ADR			210	1,084
Dril-Quip, Inc. (a)			44	925
National-Oilwell, Inc. (a)			76	2,031
Tenaris SA - ADR			48	842
Transocean Ltd. (a)			63	3,766
Weatherford International Ltd. (a)			227	2,422
				11,070
Food Products - 1.79%
Bunge Ltd.			36	1,688

Machinery - 1.71%
Bucyrus International, Inc. - Class A			64	795
Joy Global, Inc.			47	821
				1,616
Marine - 1.63%
Eagle Bulk Shipping, Inc.			239	899
Navios Maritime Holdings Inc.			303	639
				1,538
Metals & Mining - 33.38%
Alcoa, Inc.			133	829
Barrick Gold Corp.			58	1,752
BHP Billiton Ltd. - ADR			77	2,804
Cia Vale do Rio Doce - ADR			78	1,005
Cliffs Natural Resources Inc.			94	1,450
Consol Energy, Inc.			46	1,254
Freeport-McMoRan Copper & Gold, Inc.			46	1,399
Gerdau SA			169	884
Goldcorp, Inc.			52	1,504
Kinross Gold Corp.			246	3,882
Newmont Mining Corp.			55	2,290
Nucor Corp.			65	2,187
Peabody Energy Corp.			60	1,420
Rio Tinto Plc - ADR			28	2,856
Schnitzer Steel Industries, Inc.			23	659
Sims Metal Management Ltd. - ADR			120	1,290
Southern Copper Corp.			68	932
United States Steel Corp.			21	413
Yamana Gold, Inc.			315	2,728
				31,538
Oil, Gas & Consumable Fuels - 21.62%
Apache Corp.			33	1,950
Arch Coal, Inc.			172	2,391
Exxon Mobil Corp.			27	1,833
Gazprom OAO - ADR (a)			63	794
Hess Corp.			37	2,024
Nexen, Inc.			124	1,705
Occidental Petroleum Corp.			41	2,127
StatoilHydro ASA - ADR			72	1,199
Total SA - ADR			39	1,841
Ultra Petroleum Corp. (a)			28	984
Valero Energy Corp.			95	1,841
XTO Energy, Inc.			55	1,741
				20,430
Road & Rail - 1.78%
Norfolk Southern Corp.			53	1,681

TOTAL COMMON STOCKS (Cost $93,579)				87,879

EXCHANGE-TRADED NOTES - 2.12%
E-TRACS UBS Long Platinum (a)			153	2,001

TOTAL EXCHANGE-TRADED NOTES (Cost $2,016)				2,001

EXCHANGE-TRADED FUNDS - 3.33%
SPDR Gold Trust (a)			34	3,150

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,964)				3,150

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 2.64%
AIM STIT-Treasury Portfolio
0.174% (b)			498	498
Fidelity Institutional Government Portfolio
0.524% (b)			498	498
Fidelity Institutional Money Market Portfolio
0.880% (b)			498	498
First American Government Obligations Fund
0.126% (b)			498	498
First American Treasury Obligations Fund
0.172% (b)			499	499

TOTAL SHORT TERM INVESTMENTS (Cost $2,491)				2,491

Total Investments (Cost $101,050) - 101.10%				95,521
Liabilities in Excess of Other Assets - (1.10)%				(1,038)
TOTAL NET ASSETS - 100.00%				$94,483

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The cost basis of investments for federal income tax purposes at February 28, 2009
	was as follows*:

	Cost of investments			$101,050
	Gross unrealized appreciation			4,210
	Gross unrealized depreciation			(9,739)
	Net unrealized depreciation			$(5,529)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November 30, 2009.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$95,521	$95,521	$0	$0
Total	$95,521	$95,521	$0	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                April 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                 April 21, 2009

By        /s/ John Buckel
John Buckel, Treasurer

Date                 April 22, 2009